Derivatives (Derivatives Outstanding) (Details) (Not Designated as Hedging Instrument, USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Derivative [Line Items]
Net fair value of derivatives	$ 21.7
Short Contracts | Liquids
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	57,000,000
Net fair value of derivatives	26.3
Short Contracts | Gas
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	5,400,000
Net fair value of derivatives	0.3
Long Contracts | Liquids
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	45,400,000
Net fair value of derivatives	(4.5)
Long Contracts | Gas
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount	3,100,000
Net fair value of derivatives	$ (0.4)